Deposits (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Deposits
Schedule of major classifications of deposits

	Unaudited
	At September 30, 2024		At June 30, 2024
	Amount	Percent	Amount	Percent
Non-interest-bearing demand accounts	$23,148,856	13.45%	$25,936,461	14.99%
Demand, NOW, money market accounts	41,479,921	24.09%	39,570,222	22.88%
Savings accounts	38,851,224	22.57%	39,757,336	22.98%
Certificates of deposit	68,685,267	39.89%	67,716,735	39.15%
Total	$172,165,268	100.00%	$172,980,754	100.00%

Schedule of maturities of certificates of deposit

Years Ending June 30,
2025	$44,829,942
2026	9,606,274
2027	11,570,177
2028	1,052,040
2029	386,414
Thereafter	272,888
$67,717,735